Earnings Per Share - Additional information (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Options to purchase common stock shares outstanding	1.7	1.4	1.0	0.9	1.1	3.8	9.2